Statement of Operations (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Revenues:
Rental income	$ 32,347		$ 36,775
Operating Expenses:
Property expenses	46,494		57,175
General and administrative expenses	614,956	13,677	928,339	21,961
Depreciation expense	5,591		7,515
Total operating expenses	667,041	13,677	993,029	21,961
Operating loss	(634,694)	(13,677)	(956,254)	(21,961)
Interest expense - related party	(48,563)	(1,505)	(56,891)	(4,035)
Loss before income taxes	(683,257)	(15,182)	(1,013,145)	(25,996)
Provision for income taxes
Net Loss	$ (683,257)	$ (15,182)	$ (1,013,145)	$ (25,996)
Basic and diluted net loss per common share:
Weighted average shares outstanding	13,856,245	12,218,205	13,316,054	12,218,205
Net loss per common share	$ (0.049)	$ (0.001)	$ (0.076)	$ (0.002)